Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

July 9, 2009

RE: Amana Mutual Funds Trust — File No. 2-96924
Post-Effective Amendment No. 26 (Act of 1933) and No. 29 (Act of 1940)

Ladies and Gentlemen:

On behalf of the referenced Trust, please find enclosed for filing pursuant to Rule 485 (a) Post Effective Amendment No. 26 under the Securities Act of 1933 and Amendment No. 29 under the Investment Company Act of 1940 to the Trust's Registration Statement on Form N-1A. This Post-Effective Amendment is the annual update to Amana Mutual Funds Trust's Registration Statement, and is based on Post-Effective Amendment 25, filed August 21, 2008.

This Amendment is filed pursuant to 485(a) to permit staff review of a proposed Developing World Fund and to review its preparation on amended Form N-1A. This Amendment includes unaudited financial information for the fiscal year ended May 31, 2009. At the time of the filing of this Amendment, the audit of the audited financial statements had not been concluded. It is the Trust's intention to file an Amendment pursuant to Rule 485(b) to include the audited financial information (as well as opinion and consent of counsel and consent of registered independent public accounting firm), such Amendment to become effective on the date proposed for effectiveness of this Rule 485(a) filing.

A graphical PDF version of this filing is available at http://www.amanafunds.com/red/.

If you have any questions or comments concerning this filing, kindly contact me at 1-360-594-9900 (x601).

Thank you for your attention to this matter.

Very truly yours,
Amana Mutual Funds Trust
/s/ Nicholas F. Kaiser
Nicholas F. Kaiser
President